CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value
Common Stocks—53.0%
Consumer Discretionary—7.7%
Entertainment—0.5%
Deluxe Entertainment Services Group, Inc.[1]	9,343	$35,042
Live Nation Entertainment, Inc.[1]	69,966	4,768,883
		4,803,925

Hotels, Restaurants & Leisure—2.7%
Choice Hotels International, Inc.	119,333	11,957,166
McDonald's Corp.[2]	16,493	3,529,007
Norwegian Cruise Line Holdings Ltd.[1]	82,095	4,420,816
Royal Caribbean Cruises Ltd.	35,983	4,212,890
		24,119,879

Interactive Media & Services—2.6%
Alphabet, Inc. , Cl. A1,2	16,684	23,904,502

Media—0.2%
Catalina Marketing Corp. (Pacifico, Inc. )[1]	1,362	7,151
Clear Channel Outdoor Holdings, Inc. , Cl. A1	72,588	198,165
DISH Network Corp. , Cl. A1,2	39,009	1,433,971
iHeartMedia, Inc. , Cl. A1	30,869	545,764
		2,185,051

Specialty Retail—1.7%
Gymboree Corp. (The)[1,3]	4,118	—
Gymboree Holding Corp.[1,3]	11,737	—
Lowe's Cos. , Inc.	89,112	10,358,379
Ross Stores, Inc.[2]	47,270	5,303,221
		15,661,600

Textiles, Apparel & Luxury Goods—0.0%
Sunguard Equity[1]	225	1,350

Consumer Staples—4.7%
Beverages—2.5%
Coca-Cola Co. (The)[2]	383,320	22,385,888

Tobacco—2.2%
Philip Morris International, Inc.[2]	242,696	20,070,959

Energy—2.6%
Energy Equipment & Services—0.4%
Halliburton Co.[2]	60,423	1,317,826
Schlumberger Ltd.	71,409	2,392,915
		3,710,741

Oil, Gas & Consumable Fuels—2.2%
Arch Coal, Inc. , Cl. A	436	22,467
Ascent Resources - Marcellus LLC, Cl. A1	30,363	37,954

1 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Chevron Corp.[2]	33,704	$3,611,047
Concho Resources, Inc.	31,156	2,361,002
ConocoPhillips[2]	40,587	2,412,085
EOG Resources, Inc.	24,175	1,762,599
Occidental Petroleum Corp.	68,295	2,712,677
Pioneer Natural Resources Co.	18,063	2,438,505
Sabine Oil & Gas Holdings, Inc.	115	8,079
Templar Energy, Cl. A1	9,620	770
TOTAL SA, Sponsored ADR	46,353	2,252,292
Valero Energy Corp.	28,741	2,423,154
		20,042,631

Financials—8.7%
Capital Markets—1.6%
Goldman Sachs Group, Inc. (The)[2]	45,749	10,876,825
Raymond James Financial, Inc.	40,896	3,739,121
		14,615,946

Commercial Banks—2.7%
BNP Paribas SA	82,350	4,378,902
M&T Bank Corp.[2]	54,706	9,219,055
PNC Financial Services Group, Inc. (The)	25,960	3,856,358
Wells Fargo & Co.[2]	146,268	6,865,820
		24,320,135

Diversified Financial Services—0.0%
Crossmark Holdings, Inc.[1]	809	47,326

Insurance—2.4%
Allstate Corp. (The)	44,749	5,304,547
Chubb Ltd.[2]	95,067	14,449,233
Travelers Cos. , Inc. (The)	19,329	2,544,083
		22,297,863

Real Estate Investment Trusts (REITs)—1.8%
Blackstone Mortgage Trust, Inc. , Cl. A	272,214	10,398,575
Starwood Property Trust, Inc.	216,185	5,547,307
		15,945,882

Thrifts & Mortgage Finance—0.2%
WSFS Financial Corp.	49,562	1,977,028

Health Care—8.3%
Health Care Equipment & Supplies—2.2%
Abbott Laboratories	71,771	6,254,125
Alcon, Inc.[1]	19,553	1,152,454
Medtronic plc[2]	109,684	12,661,921
		20,068,500

2 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Shares	Value
Health Care Providers & Services—3.3%
AMN Healthcare Services, Inc.[1]	48,579	$3,273,253
Cigna Corp.	32,796	6,309,295
Premier, Inc. , Cl. A1	133,959	4,657,754
Quest Diagnostics, Inc.	45,020	4,982,363
UnitedHealth Group, Inc.[2]	40,456	11,022,237
		30,244,902

Pharmaceuticals—2.8%
Allergan plc[2]	15,965	2,979,708
Merck & Co. , Inc.	80,521	6,879,714
Mylan NV1	166,905	3,575,105
Novartis AG, Sponsored ADR	73,708	6,966,143
Roche Holding AG	15,368	5,172,268
		25,572,938

Industrials—8.0%
Aerospace & Defense—4.4%
L3Harris Technologies, Inc.	40,367	8,934,428
Lockheed Martin Corp.	29,097	12,457,008
Northrop Grumman Corp.	33,362	12,496,404
Raytheon Co.	29,902	6,606,548
		40,494,388

Air Freight & Couriers—0.3%
FedEx Corp.	18,474	2,672,079

Commercial Services & Supplies—1.0%
Republic Services, Inc. , Cl. A	92,765	8,817,313

Electrical Equipment—0.5%
Eaton Corp. plc	47,869	4,522,185

Industrial Conglomerates—1.0%
Honeywell International, Inc.	52,303	9,059,926

Machinery—0.8%
Stanley Black & Decker, Inc.	48,177	7,676,041

Marine—0.0%
Harvey Gulf International Marine LLC[1]	731	8,894

Information Technology—5.8%
Communications Equipment—1.8%
Cisco Systems, Inc.[2]	346,479	15,927,639

Semiconductors & Semiconductor Equipment—2.9%
ASML Holding NV	20,975	5,886,843
QUALCOMM, Inc.[2]	62,686	5,347,743
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR	235,574	12,706,862

3 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Xilinx, Inc.	30,034	$2,537,272
		26,478,720

Software—0.0%
Avaya Holdings Corp.[1,2]	19,603	250,330
Fusion[1]	1	5
		250,335

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.[2]	32,823	10,159,047

Materials—2.7%
Chemicals—0.5%
Celanese Corp. , Cl. A	49,301	5,102,654

Containers & Packaging—1.6%
Avery Dennison Corp.	27,443	3,601,619
Packaging Corp. of America	54,008	5,171,266
Sonoco Products Co.	98,315	5,617,719
		14,390,604

Metals & Mining—0.6%
Southern Copper Corp.	96,464	3,634,763
Steel Dynamics, Inc.	62,594	1,870,309
		5,505,072

Telecommunication Services—2.0%
Diversified Telecommunication Services—2.0%
BCE, Inc.	131,395	6,191,332
IPC Corp.[1]	605	908
Verizon Communications, Inc.[2]	202,911	12,061,030
		18,253,270

Utilities—2.5%
Electric Utilities—1.4%
American Electric Power Co. , Inc.	114,965	11,981,652
Duke Energy Corp.	6,057	591,345
Xcel Energy, Inc.[2]	10,249	709,128
		13,282,125

Multi-Utilities—1.1%
CMS Energy Corp.	116,371	7,972,577
Consolidated Edison, Inc.	6,608	621,152
Dominion Energy, Inc.[2]	7,179	615,599
Public Service Enterprise Group, Inc.	9,797	579,983
		9,789,311
Total Common Stocks (Cost $334,529,098)		484,366,649

4 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Units	Value
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts. Strike Price $0, Exp. 12/31/49,
0.00%[1]	7,861	$236
Fusion Wts. Strike Price $0, Exp. 1/14/40, 0.00%[1]	6,073	27,268
Total Rights, Warrants and Certificates (Cost $62,019)		27,504
	Principal Amount
Asset-Backed Securities—11.3%
Home Equity Loans—10.7%
Accredited Mortgage Loan Trust, Series 2005-3, Cl. M3, 2.53%
[US0001M+48], 9/25/35[4]	$3,398,720	3,368,204
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3,
2.441% [US0001M+78], 6/25/35[4]	2,041,241	2,046,353
Asset-Backed Pass-Through Certificates Series 2004-R2, Series
2004-R2, Cl. M1, 2.306% [US0001M+64.5], 4/25/34[4]	3,558,338	3,559,405
Citigroup Mortgage Loan Trust, Asset Backed Pass-Through
Certificate, Series 2004-OPT1, Cl. M3, 2.606% [US0001M+94.5],
10/25/34[4]	1,250,000	1,254,102
First NLC Trust, Series 2005-4, Cl. A4, 2.051% [US0001M+39],
2/25/36[4]	7,660,128	7,730,434
GSAMP Trust:
Series 2005-HE4,Cl. M3, 2.441% [US0001M+78], 7/25/45[4]	3,300,000	3,305,754
Series 2005-HE5,Cl. M3, 2.121% [US0001M+46], 11/25/35[4]	8,121,777	8,032,087
Series 2007-HS1,Cl. M4, 3.911% [US0001M+225], 2/25/47[4]	6,600,000	6,879,390
Home Equity Asset Trust, Series 2005-5, Cl. M2, 2.426%
[US0001M+76.5], 11/25/35[4]	490,484	492,725
JP Morgan Mortgage Acquisition Corp. , Series 2005-OPT2, Cl. M2,
2.111% [US0001M+45], 12/25/35[4]	1,694,805	1,698,653
JP Morgan Mortgage Acquisition Trust:
Series 2006-HE2,Cl. M1, 1.961% [US0001M+30], 7/25/36[4]	5,812,000	5,379,871
Series 2007-CH1,Cl. MV8, 2.661% [US0001M+100], 11/25/36[4]	5,400,000	5,503,088
New Century Home Equity Loan Trust, Series 2005-2, Cl. M3,
2.396% [US0001M+73.5], 6/25/35[4]	5,500,000	5,512,559
Park Place Securities, Inc. Asset Backed Pass-Through Certificate,
Series 2005-WCW3, Cl. M1, 2.141% [US0001M+48], 8/25/35[4]	2,442,922	2,450,811
RAMP Trust:
Series 2005-RS2,Cl. M4, 2.381% [US0001M+72], 2/25/35[4]	4,133,959	4,156,673
Series 2006-EFC1,Cl. M2, 2.061% [US0001M+40], 2/25/36[4]	5,490,000	5,468,526
Series 2006-NC3,Cl. A3, 1.931% [US0001M+27], 3/25/36[4]	12,240,749	12,233,312
RASC Series Trust:
Series 2005-KS8,Cl. M5, 2.301% [US0001M+64], 8/25/35[4]	2,993,634	2,994,195
Series 2006-KS2,Cl. M2, 2.051% [US0001M+39], 3/25/36[4]	14,625,000	14,509,305
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-
GEL2, Cl. A2, 1.981% [US0001M+32], 5/25/37[4,5]	1,413,614	1,414,800
		97,990,247

Loans—0.6%
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Cl.
M3, 2.396% [US0001M+73.5], 8/25/35[4]	1,004,716	1,009,060

5 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Loans (Continued)
Merlin Aviation Holdings DAC, Series 2016-1, Cl. A, 4.50%,
12/15/32[5,6]	$4,102,893	$4,149,836
		5,158,896
Total Asset-Backed Securities (Cost $88,816,534)		103,149,143

Mortgage-Backed Obligations—0.4%
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 4.54%,
4/21/34[6]	135,039	139,238
Opteum Mortgage Acceptance Corp. Trust 2006-1, Series 2006-1, Cl. 1AC2,
2.011% [US0001M+35], 4/25/36[4]	3,711,384	3,558,883
Total Mortgage-Backed Obligations (Cost $3,685,988)		3,698,121

Non-Convertible Corporate Bonds and Notes—6.1%
Acorn Re Ltd. , 4.393% [US0003M+275] Sr. Unsec. Nts. , 11/10/21[4,5]	1,000,000	1,001,750
AG Issuer LLC, 6.25%, 3/1/28[7]	7,000	—
Akibare Re Ltd. , 2.25% [US0006M+50] Unsec. Nts. , 4/7/20[4,5]	1,000,000	5,500
Atmos Re DAC, 4.50% [EUR003M+450] Unsec. Nts. , 2/14/22[4,5]	200,000	5,079
Bank of America Corp. , 6.25% [US0003M+370.5] Jr. Sub. Perpetual
Bonds[4,8]	8,583,000	9,565,281
CenturyLink, Inc. , 4.00% Sr. Sec. Nts. , 2/15/27[5]	116,000	116,820
Citigroup, Inc. , 5.90% [US0003M+423] Jr. Sub. Perpetual Bonds[4,8]	8,920,000	9,528,879
Golden State Re II Ltd. , 4.057% [US0003M+220] Unsec. Nts. , 1/8/23[4,5]	750,000	752,062
Goldman Sachs Group, Inc. (The), 5.375% [US0003M+392.2] Jr. Sub.
Perpetual Bonds[4,8]	9,191,000	9,261,449
International Bank for Reconstruction & Development:
4.21% [US0003M+250] Sr. Unsec. Nts. , 2/15/21[4,5]	1,250,000	1,236,688
4.71% [US0003M+300] Sr. Unsec. Nts. , 2/15/21[4,5]	1,000,000	997,250
Kizuna Re II Ltd. , 3.421% [T-BILL 3MO+187.5] Unsec. Nts. , 4/11/23[4,5]	1,000,000	996,750
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts. , 11/9/20[5]	12,375,000	12,752,734
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. ,
6.00% Sr. Unsec. Nts. , 8/1/26[5]	3,177,000	3,289,299
Merna Re Ltd.:
3.546% [T-BILL 3MO+200] Unsec. Nts. , 4/8/20[4,5]	500,000	501,075
3.546% [T-BILL 3MO+200] Unsec. Nts. , 4/8/21[4,5]	250,000	250,338
Nakama Re Ltd. , 3.805% [US0006M+220] Sr. Unsec. Nts. , 10/13/21[4,5]	750,000	749,138
Peabody Energy Corp. , 6.375% Sr. Sec. Nts. , 3/31/25[5]	485,000	403,763
Tesla, Inc. , 5.30% Sr. Unsec. Nts. , 8/15/25[5,7]	698,000	706,732
Wells Fargo Bank NA, 2.312% [US0003M+51] Sr. Unsec. Nts. , 10/22/21[4]	3,728,000	3,747,570
Total Non-Convertible Corporate Bonds and Notes (Cost $56,591,541)		55,868,157

Corporate Loans—12.8%
Consumer Discretionary—5.2%
Auto Components—1.2%
Axalta Coating Systems US Holdings, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.695%, [LIBOR4+175], 6/1/24[9,10]	9,588,326	9,600,311
Boing US Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.934%, [LIBOR4+325], 10/3/24[9,10]	106,881	105,545
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.395%, [LIBOR4+300], 4/1/24[9,10]	126,335	126,329

6 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Auto Components (Continued)
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.16%, [LIBOR12+350], 4/30/26[9,10]	$209,475	$211,098
Superior Industries International, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.799%, [LIBOR12+400], 5/22/24[9,10]	179,974	178,174
Tenneco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.645%, [LIBOR4+275], 10/1/25[9,10]	444,978	437,135
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.299%, [LIBOR12+275], 6/30/22[9,10]	173,382	174,195
		10,832,787

Distributors—0.0%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.799%, [LIBOR12+500], 9/25/24[9,10]	149,182	148,965

Diversified Consumer Services—0.6%
Ascend Learning LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.645%, [LIBOR12+300], 7/12/24[9,10]	4,787,755	4,816,170
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.72%, [LIBOR12+475], 11/29/24[9,10]	43,465	43,533
		4,859,703

Entertainment—0.7%
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.695%, [LIBOR4+375], 7/8/22[9,10]	47,852	45,586
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B3, 4.145%, [LIBOR12+250], 2/1/24[9,10]	167,140	167,437
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit Facilities
1st Lien Exit Term Loan, 1.50% PIK Rate, 6.94% Cash Rate,
8.221%, 3/24/24[9,10,11]	75,933	79,350
Deluxe Entertainment Services Group, Inc. , Sr. Sec. Credit Facilities
2nd Lien Term Loan, 2.50% PIK Rate, 7.94% Cash Rate, 9.666%,
9/25/24[9,10,11]	44,565	34,817
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.895%, [LIBOR4+225], 3/24/25[9,10]	107,545	107,321
Live Nation Entertainment, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 3.438%, [LIBOR12+175], 10/19/26[9,10]	5,924,239	5,946,454
Metro-Goldwyn-Mayer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.15%, [LIBOR4+250], 7/3/25[9,10]	193,045	193,769
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.659%, [LIBOR4+275], 12/6/23[9,10]	116,099	99,845
		6,674,579

Hotels, Restaurants & Leisure—1.7%
24 Hour Fitness Worldwide, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.145%, [LIBOR12+350], 5/30/25[9,10]	38,358	29,955
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.549%, [LIBOR4+275], 12/23/24[9,10]	1,295,018	1,296,119
CDS US Intermediate Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.695%, [LIBOR4+375], 7/8/22[9,10]	60,520	57,654

7 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Hotels, Restaurants & Leisure (Continued)
CEOC LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche
B, 3.799%, [LIBOR12+200], 10/7/24[9,10]	$94,457	$94,670
Churchill Downs, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.80%, [LIBOR12+200], 12/27/24[9,10]	98,074	98,626
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.049%, [LIBOR12+225], 4/18/24[9,10]	249,216	249,916
Eldorado Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.938%, [LIBOR4+225], 4/17/24[9,10]	87,101	87,156
Four Seasons Hotels Ltd. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.645%, [LIBOR12+200], 11/30/23[9,10]	77,600	78,226
Froneri, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
3.853%, [LIBOR12+225], 1/29/27[9,10]	177,702	178,368
Froneri, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.395%,
[LIBOR12+575], 1/29/28[9,10]	47,859	48,876
Gateway Casinos & Entertainment Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.945%, [LIBOR4+300], 12/1/23[9,10]	175,333	176,073
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.145%, [LIBOR4+275], 3/29/24[9,10]	209,362	210,833
Hilton Worldwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 3.411%, [LIBOR12+175], 6/22/26[9,10]	10,146,798	10,210,215
KFC Holding Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 3.408%, [LIBOR12+175], 4/3/25[9,10]	81,657	82,124
NPC International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.277%, [LIBOR12+350], 4/19/24[9,10]	113,516	51,398
Scientific Games International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.395%, [LIBOR6+275], 8/14/24[9,10]	845,214	844,157
SeaWorld Parks & Entertainment, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B5, 4.645%, [LIBOR4+300], 4/1/24[9,10]	226,074	226,978
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.445%, [LIBOR4+350], 7/10/25[9,10]	430,274	433,394
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.15%, [LIBOR12+250], 6/8/23[9,10]	362,742	363,739
Topgolf International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.17%, [LIBOR12+550], 2/9/26[9,10]	24,813	24,957
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.145%, [LIBOR12+350], 11/15/20[9,10]	124,190	103,698
Weight Watchers International, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.72%, [LIBOR12+475], 11/29/24[9,10]	14,669	14,692
Wyndham Hotels & Resorts, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.395%, [LIBOR4+200], 5/30/25[9,10]	83,938	84,560
		15,046,384

Household Durables—0.0%
Lifetime Brands, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.145%, [LIBOR12+350], 2/28/25[3,9,10]	49,125	49,187
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.16%, [LIBOR4+350], 11/8/23[9,10]	164,456	108,335

8 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Household Durables (Continued)
TGP Holdings III LLC/Traeger Pellet Grills Holdings LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 4.25%, [LIBOR4+425],
9/25/24[9,10]	$73,123	$69,467
		226,989

Interactive Media & Services—0.0%
Ancestry. com, Sr. Sec. Credit Facilities 1st Lien Extended Term Loan,
Tranche B, 5.90%, [LIBOR12+425], 8/27/26[9,10]	177,216	169,197

Internet & Catalog Retail—0.0%
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.676%, [LIBOR12+400], 6/16/25[9,10]	211,726	148,631
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 2.50% PIK Rate, 6.287% Cash Rate, 7.799%,
11/3/22[9,10,11]	15,385	9,001
		157,632

Leisure Products—0.0%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.799%, [LIBOR12+500], 9/25/24[9,10]	203,262	202,966
Callaway Golf Co. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.236%, [LIBOR12+450], 1/4/26[9,10]	46,500	46,791
		249,757

Media—0.7%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.145%, [LIBOR4+350], 9/27/24[9,10]	247,838	249,027
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 9.16%, [LIBOR12+750], 2/15/23[9,10]	137,939	107,823
Checkout Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, 9.50% PIK Rate, 2.846% Cash Rate, 6.395%, 8/15/23[9,10,11]	91,246	36,075
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.926%, [LIBOR12+225], 7/17/25[9,10]	719,675	722,374
Gray Television, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.281%, [LIBOR12+250], 1/2/26[9,10]	170,245	170,819
iHeartCommunications, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 5.781%, [LIBOR12+400], 5/1/26[9,10]	383,252	384,258
ION Media Networks, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B4, 4.688%, [LIBOR12+300], 12/18/24[9,10]	697,014	699,046
Iridium Satellite LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.535%, [LIBOR12+375], 11/4/26[9,10]	23,527	23,718
LUPR Loan Financing LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.676%, [LIBOR12+500], 10/15/26[9,10]	134,598	136,561
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.659%, [LIBOR4+575], 8/13/21[9,10]	250,709	251,806
Mission Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 4.031%, [LIBOR12+225], 1/17/24[9,10]	102,216	102,527
NEP Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.895%, [LIBOR4+325], 10/20/25[9,10]	428,571	421,607
Nexstar Broadcasting, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:

9 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Tranche B, 3.90%-3.90%, [LIBOR4+225], 1/17/24[9,10]	$501,628	$503,155
Tranche B, 4.531%-4.531%, [LIBOR4+275], 9/21/26[9,10]	112,358	113,067
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.799%, [LIBOR12+300], 11/8/24[9,10]	397,985	398,803
Sinclair Television Group Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.18%, [LIBOR4+250], 9/30/26[9,10]	321,970	323,783
Sinclair Television Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.91%-4.91%, [LIBOR12+325], 8/24/26[9,10]	419,311	419,833
Tranche B2, 3.90%-3.90%, [LIBOR12+225], 1/3/24[9,10]	294,722	295,901
Telesat LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.63%,
[LIBOR12+275], 12/7/26[9,10]	345,357	347,947
Univision Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche C5, 4.395%, [LIBOR12+275], 3/15/24[9,10]	407,464	403,518
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.176%, [LIBOR12+250], 1/4/28[9,10]	375,000	375,703
		6,487,351

Multiline Retail—0.0%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 1.00% PIK Rate, 7.271% Cash Rate, 8.234%,
[LIBOR12+650], 10/25/23[9,10,11]	154,581	131,008

Specialty Retail—0.2%
AI Aqua Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.895%, [LIBOR12+325], 12/13/23[9,10]	411,471	410,074
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.484%, [LIBOR12+275], 11/8/23[9,10]	79,196	75,622
IRB Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.91%, [LIBOR12+325], 2/5/25[9,10]	335,173	336,326
PetSmart, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.67%, [LIBOR12+400], 3/11/22[9,10]	315,448	315,174
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.17%, [LIBOR4+350], 11/8/23[9,10]	575,962	379,415
Staples, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.781%, [LIBOR12+500], 4/16/26[9,10]	211,716	208,469
		1,725,080

Textiles, Apparel & Luxury Goods—0.1%
International Textile Group, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.781%, [LIBOR4+500], 5/1/24[9,10]	114,111	97,565
SIWF Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.895%, [LIBOR12+425], 6/15/25[9,10]	287,089	289,153
		386,718

Consumer Staples—0.3%
Beverages—0.1%
Dole Food Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.395%-4.408%, [LIBOR12+275], 4/6/24[9,10]	382,680	382,826

10 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Beverages (Continued)
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 5.16%, [LIBOR4+325], 3/28/25[9,10]	$189,000	$189,236
		572,062

Food & Staples Retailing—0.0%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B7, 4.395%-4.395%, [LIBOR12+275], 11/17/25[9,10]	42,105	42,200
Tranche B8, 4.395%-4.395%, [LIBOR12+275], 8/17/26[9,10]	73,164	73,329
CM Acquisition Co. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.945%, [LIBOR4+1,000], 7/26/23[9,10]	60,039	57,387
Nomad Foods Europe Midco Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.926%, [LIBOR12+225], 5/15/24[9,10]	229,593	230,166
Petco Animal Supplies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 5.027%, [LIBOR4+325], 1/26/23[9,10]	6,478	5,513
United Natural Foods, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.895%, [LIBOR12+425], 10/22/25[9,10]	156,778	141,029
		549,624

Food Products—0.1%
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.333%, [LIBOR12+368.75], 5/23/25[9,10]	294,624	292,046
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.895%, [LIBOR4+225], 8/3/25[9,10]	452,771	453,974
		746,020

Personal Products—0.1%
Coty, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
3.942%, [LIBOR4+225], 4/7/25[9,10]	454,008	451,243
Revlon Consumer Products Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.409%, [LIBOR12+350], 9/7/23[9,10]	424,367	334,898
		786,141

Energy—0.3%
Energy Equipment & Services—0.0%
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.658%, [LIBOR12+400], 5/21/25[9,10]	82,860	72,109
Covia Holdings Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.874%, [LIBOR4+375], 6/1/25[9,10]	57,644	46,547
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.549%, [LIBOR12+375], 10/2/23[9,10]	38,379	38,312
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 12.002%, [LIBOR4+1,000], 10/21/21[9,10]	33,713	36,663
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.945%, [LIBOR12+500], 5/9/25[9,10]	186,687	116,913
McDermott Technology Americas, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 0.00%-11.90%, 10/21/21[9,10,13]	45,972	49,995
		360,539

11 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels—0.3%
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.158%, [LIBOR12+650], 3/30/23[9,10]	$42,264	$39,024
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.445%, [LIBOR4+350], 10/31/24[9,10]	167,203	152,364
Buckeye Partner LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.531%, [LIBOR12+275], 11/1/26[9,10]	61,765	62,395
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.027%, [LIBOR12+525], 4/11/22[9,10]	390,013	335,509
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.645%, [LIBOR12+400], 2/15/24[9,10]	288,311	265,102
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.354%-9.354%, [LIBOR4+725], 10/17/22[9,10]	1,717,275	322,607
Tranche B3, 9.854%-9.854%, [LIBOR4+775], 10/17/22[9,10]	462,754	89,080
Murray Energy Corp. , Sr. Sec. Credit Facilities Debtor in Possession
1st Lien Term Loan, 13.00%, [LIBOR12+1,100], 12/31/22[9,10]	639,298	645,956
Navitas Midstream Midland Basin LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.50%, [LIBOR12+450], 12/13/24[9,10]	125,017	119,235
Peabody Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.395%, [LIBOR12+275], 3/31/25[9,10]	60,091	48,974
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.945%, [LIBOR4+400], 11/9/20[9,10]	215,080	184,243
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.945%, [LIBOR4+600], 2/21/21[9,10]	442,553	212,795
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 10.00%, [LIBOR12+1,000], 4/30/20[3,9,10]	56,196	45,799
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.053%, [PRIME12+525], 8/4/21[3,9,10,12]	178,138	4,453
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10.00%, [PRIME12+525],
4/30/20[3,9,10]	12,269	10,001
Southcross Energy Partners LP, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 11.67%, [PRIME12+1,000],
4/30/20[9,10]	20,741	20,676
Ultra Resources, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
5.799%, [LIBOR4+400], 4/12/24[9,10]	372,599	222,209
		2,780,422

Financials—1.7%
Capital Markets—0.2%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.277%, [LIBOR4+350], 6/13/24[9,10]	185,954	184,359
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1,
4.945%, [LIBOR4+300], 1/31/24[9,10]	94,524	94,799
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.426%, [LIBOR4+275], 7/15/25[9,10]	356,862	353,071
Aretec Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.895%, [LIBOR4+425], 10/1/25[9,10]	515,236	513,304
Blackstone CQP Holdco LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.408%, [LIBOR4+350], 9/30/24[9,10]	248,750	249,165

12 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Capital Markets (Continued)
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.145%, [LIBOR4+650], 10/13/22[9,10]	$700,000	$696,500
		2,091,198

Commercial Banks—0.0%
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.484%, [LIBOR12+275], 1/25/24[9,10]	50,187	50,608
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.20%, [LIBOR12+250], 8/27/25[9,10]	71,472	71,255
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.408%, [LIBOR12+275], 6/28/23[9,10]	40,469	40,620
		162,483

Diversified Financial Services—1.2%
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.695%, [LIBOR4+175], 10/6/23[9,10]	7,784,000	7,818,872
Digicel International Finance Ltd. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.34%, [LIBOR4+325], 5/27/24[9,10]	203,850	185,588
GI Revelation Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.645%, [LIBOR12+500], 4/16/25[9,10]	110,526	104,931
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.645%, [LIBOR12+400], 5/23/25[9,10]	139,281	140,102
Inmar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.945%,
[LIBOR6+400], 5/1/24[9,10]	361,705	355,117
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.145%-4.145%, [LIBOR12+275], 6/21/24[9,10]	81,990	81,693
Tranche B2, 3.895%-3.895%, [LIBOR4+250], 11/19/21[9,10]	51,264	51,365
NFP Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.645%, [LIBOR12+300], 1/8/24[9,10]	210,910	211,060
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.90%, [LIBOR12+525], 9/29/20[9,10]	145,919	68,217
PGX Holdings, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.71%, [LIBOR12+900], 9/29/21[3,9,10]	52,921	7,938
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.895%, [LIBOR12+350], 1/3/25[9,10]	94,406	94,893
Refinitiv US Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.895%, [LIBOR12+375], 10/1/25[9,10]	248,744	251,387
Riverbed Technology, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.05%, [LIBOR12+325], 4/24/22[9,10]	523,825	454,285
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%, [LIBOR12+700],
3/16/20[9,10]	31,404	31,561
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%, [LIBOR12+700],
3/19/20[9,10]	31,404	31,561
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.13%, [LIBOR4+350], 12/16/20[9,10,12]	217,807	54,996
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.13%, [LIBOR4+350], 12/16/20[9,10,12]	36,315	9,170

13 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Financial Services (Continued)
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.13%, [LIBOR4+350], 12/16/20[9,10,12]	$22,724	$5,738
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.945%, [LIBOR4+500], 5/29/26[9,10]	599,732	545,006
Verscend Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.145%, [LIBOR12+450], 8/27/25[9,10]	69,030	69,470
		10,572,950

Insurance—0.2%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.695%-
6.195%, [LIBOR4+375], 11/22/23[9,10]	299,290	300,455
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.645%, [LIBOR12+300], 5/9/25[9,10]	265,701	265,885
AmWINS Group, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.395%, [LIBOR12+275], 1/25/24[9,10]	220,434	222,286
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.645%-4.645%, [LIBOR12+300], 8/4/22[9,10]	336,497	337,548
Tranche B6, 4.645%-4.645%, [LIBOR12+300], 11/3/23[9,10]	100,612	100,851
Tranche B7, 4.645%-4.645%, [LIBOR12+300], 11/3/24[9,10]	68,950	69,094
HUB International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.52%-4.551%, [LIBOR6+275], 4/25/25[9,10]	356,378	355,989
USI, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.945%, [LIBOR4+300], 5/16/24[9,10]	352,884	352,090
		2,004,198

Real Estate Investment Trusts (REITs)—0.1%
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.049%, [LIBOR12+325], 8/21/25[9,10]	186,732	187,876
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.20%, [LIBOR12+250], 8/27/25[9,10]	214,903	214,248
iStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.484%, [LIBOR12+275], 6/28/23[9,10]	73,277	73,552
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.395%-5.395%, [LIBOR12+375], 1/30/24[9,10]	250,541	236,214
Tranche C, 5.549%-5.549%, [LIBOR12+375], 1/30/24[9,10]	13,702	12,918
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.895%, [LIBOR12+225], 2/8/25[9,10]	249,364	247,494
		972,302

Health Care—0.7%
Biotechnology—0.1%
Seattle SpinCo, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.145%, [LIBOR12+275], 6/21/24[9,10]	553,461	551,455

Health Care Equipment & Supplies—0.2%
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.145%, [LIBOR4+450], 10/24/23[9,10]	86,160	83,144
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.695%, [LIBOR4+275], 9/24/24[9,10]	69,307	58,244

14 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.306%, [LIBOR4+325], 6/30/25[9,10]	$505,717	$501,292
Select Medical Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.58%, [LIBOR4+250], 3/6/25[9,10]	265,580	267,350
Sunshine Luxembourg VII Sarl, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.195%, [LIBOR4+425], 10/1/26[9,10]	250,000	251,459
VVC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.236%-6.401%, [LIBOR4+450], 2/11/26[9,10]	193,538	194,707
		1,356,196

Health Care Providers & Services—0.3%
Acadia Healthcare Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.145%-4.145%, [LIBOR12+250], 2/11/22[9,10]	14,549	14,623
Tranche B4, 4.145%-4.145%, [LIBOR12+250], 2/16/23[9,10]	121,179	121,795
Alliance HealthCare Services, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.145%, [LIBOR4+450], 10/24/23[9,10]	42,391	40,907
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.145%, [LIBOR12+450], 6/30/25[9,10]	236,400	238,587
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.299%, [LIBOR12+275], 3/1/24[9,10]	107,685	107,920
Enterprise Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.395%, [LIBOR4+375], 10/10/25[9,10]	287,626	243,245
Explorer Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.50%, [LIBOR4+450], 11/20/26[9,10]	83,265	84,297
Gentiva Health Services, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.875%, [LIBOR4+375], 7/2/25[9,10]	248,196	249,436
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.145%, [LIBOR4+250], 8/18/22[9,10]	187,227	187,435
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.695%, [LIBOR4+300], 6/7/23[9,10]	353,610	348,394
Option Care Health, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.145%, [LIBOR12+450], 8/6/26[9,10]	105,701	106,339
Sigma US Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.909%, [LIBOR4+325], 7/2/25[9,10]	439,506	438,772
Surgery Center Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.90%, [LIBOR4+325], 9/2/24[9,10]	496,000	495,380
Team Health Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.395%, [LIBOR12+275], 2/6/24[9,10]	301,452	242,527
WP CityMD Bidco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.50%, [LIBOR4+450], 8/13/26[9,10]	105,704	106,391
		3,026,048

Health Care Technology—0.0%
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.299%, [LIBOR12+275], 3/1/24[9,10]	236,394	236,911
		236,911

15 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Life Sciences Tools & Services—0.0%
PAREXEL International Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.395%, [LIBOR4+300], 9/27/24[9,10]	$150,821	$148,912

Pharmaceuticals—0.1%
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.188%, [LIBOR12+350], 5/4/25[9,10]	156,054	143,440
Bausch Health Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.74%, [LIBOR4+300], 6/2/25[9,10]	366,621	368,570
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.938%, [LIBOR12+425], 4/29/24[9,10]	225,949	218,565
		730,575

Industrials—0.5%
Aerospace & Defense—0.1%
MacDonald Dettwiler & Associates Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.40%, [LIBOR4+250], 10/4/24[9,10]	314,222	304,403
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
E, 4.145%, [LIBOR12+250], 5/30/25[9,10]	191,452	191,632
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.68%, [LIBOR4+375], 4/30/25[9,10]	69,518	68,171
		564,206

Air Freight & Couriers—0.0%
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.17%, [LIBOR12+350], 11/6/24[9,10]	246,963	248,013

Airlines—0.0%
American Airlines, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.411%, [LIBOR12+175], 6/27/25[9,10]	113,850	112,934
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.624%, [LIBOR12+475], 1/5/24[3,9,10]	89,125	89,181
Kestrel Bidco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.684%, [LIBOR12+300], 12/11/26[9,10]	138,000	139,112
		341,227

Building Products—0.1%
Pisces Midco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.434%, [LIBOR4+375], 4/12/25[9,10]	372,398	372,633
VC GB Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.645%, [LIBOR12+325], 2/28/24[3,9,10]	76,729	76,345
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 5.445%, [LIBOR4+350], 5/21/26[3,9,10]	179,966	180,866
		629,844

Commercial Services & Supplies—0.1%
CSC SW Holdco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.093%, [LIBOR4+325], 11/14/22[9,10]	104,869	104,831
Engineered Machinery Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.00%, [LIBOR4+300], 7/19/24[9,10]	35,742	35,519

16 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Principal Amount		Value
Commercial Services & Supplies (Continued)
Greenrock Finance, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.50%, [LIBOR4+350], 6/5/24[9,10]	$70,018	$69,974
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.645%, [LIBOR4+400], 5/23/25[9,10]	98,809	99,392
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.895%, [LIBOR4+325], 3/20/25[9,10]	156,738	153,917
MH Sub I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.395%,
[LIBOR12+375], 9/13/24[9,10]	248,728	249,127
		712,760

Electrical Equipment—0.1%
Brookfield WEC Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.299%, [LIBOR4+375], 8/1/25[9,10]	104,109	104,499
Vertiv Intermediate Holding II Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.645%, [LIBOR12+400], 11/30/23[9,10]	562,058	562,410
		666,909

Industrial Conglomerates—0.1%
Gardner Denver, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.395%, [LIBOR12+275], 7/30/24[9,10]	250,000	251,033
TransDigm, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.145%-4.802%, [LIBOR4+250], 8/22/24[9,10]	377,038	377,509
		628,542

Machinery—0.0%
North American Lifting Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.445%, [LIBOR4+450], 11/27/20[9,10]	143,932	130,101

Marine—0.0%
HGIM Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.034%, [LIBOR4+600], 7/2/23[9,10]	56,849	43,614

Professional Services—0.0%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.934%-5.031%, [LIBOR4+375], 3/3/25[9,10]	367,842	367,498
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.549%, [LIBOR12+300], 5/1/24[9,10]	116,905	117,380
		484,878

Road & Rail—0.0%
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.645%-4.645%, [LIBOR12+300], 7/29/22[9,10]	160,738	160,670
Tranche B2, 4.645%-4.645%, [LIBOR12+300], 7/29/22[9,10]	38,224	38,208
		198,878

Trading Companies & Distributors—0.0%
Beacon Roofing Supply, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.049%, [LIBOR12+225], 1/2/25[9,10]	103,243	103,510

17 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Transportation Infrastructure—0.0%
Mavis Tire Express Services Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 4.895%, 3/20/25[9,10,13]	$15,177	$14,904
Navistar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.17%, [LIBOR12+350], 11/6/24[9,10]	30,797	30,928
		45,832

Information Technology—2.2%
Communications Equipment—0.1%
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche
B, 5.926%, [LIBOR12+425], 12/15/24[9,10]	769,756	755,165
Global Tel*Link Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.895%, [LIBOR4+425], 11/29/25[9,10]	250,009	239,957
Plantronics, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.145%, [LIBOR12+250], 7/2/25[9,10]	323,806	312,068
Procera Networks, Inc. /Sandvine Corp. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.50%, [LIBOR12+450], 11/2/25[9,10]	28,417	28,417
		1,335,607

Electronic Equipment, Instruments, & Components—0.1%
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.299%, [LIBOR12+350], 12/20/24[9,10]	46,063	45,891
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.395%, [LIBOR12+375], 3/19/26[9,10]	29,775	29,961
TTM Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.281%, [LIBOR4+250], 9/28/24[9,10]	423,104	425,042
		500,894

Internet Software & Services—0.1%
Almonde, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.277%,
[LIBOR4+350], 6/13/24[9,10]	72,555	71,932
Avaya, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche
B, 5.926%, [LIBOR6+425], 12/15/24[9,10]	366,067	359,128
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.177%, [LIBOR4+425], 5/16/25[9,10]	158,537	158,636
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.549%, [LIBOR12+300], 5/1/24[9,10]	141,490	142,066
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B1, 6.445%, [LIBOR4+450], 1/27/23[9,10]	57,578	55,109
		786,871

IT Services—0.4%
ATS Consolidated, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.395%, [LIBOR12+375], 2/28/25[9,10]	245,748	247,745
Banff Merger Sub, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.049%, [LIBOR4+425], 10/2/25[9,10]	362,001	357,254
Blackhawk Network Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.799%, [LIBOR4+300], 6/15/25[9,10]	350,419	351,451
Everi Payments, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.395%, [LIBOR12+300], 5/9/24[9,10]	334,460	336,550

18 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Principal Amount		Value
IT Services (Continued)
Internap Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 0.75%
PIK Rate, 8.100% Cash Rate, 8.501%, 4/6/22[9,10,11]	$117,567	$63,192
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.409%,
[LIBOR4+550], 4/1/21[9,10]	105,000	86,415
IQOR US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.909%,
[LIBOR4+500], 4/1/21[9,10]	415,005	341,549
IQOR US, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.659%, [LIBOR4+875], 4/1/22[9,10]	44,964	25,306
Moneygram International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.645%, [LIBOR12+600], 6/30/23[9,10]	79,915	76,319
Monitronics International, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 8.145%, [LIBOR4+650], 3/29/24[9,10]	136,863	118,182
Nascar Holdings Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.495%, [LIBOR12+275], 10/19/26[9,10]	103,798	104,706
NeuStar, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B4, 5.145%, [LIBOR12+350], 8/8/24[9,10]	310,612	291,684
Pi US Mergerco, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.895%, [LIBOR12+350], 1/3/25[9,10]	45,155	45,388
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.645%, [LIBOR12+300], 2/1/24[9,10]	529,743	531,096
Surf Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.50%, [LIBOR4+350], 10/14/26[9,10]	115,452	115,741
Veritas US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B1, 6.145%, [LIBOR12+450], 1/27/23[9,10]	299,523	286,676
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.904%, [LIBOR12+325], 8/18/23[9,10]	469,022	465,995
		3,845,249

Semiconductors & Semiconductor Equipment—1.2%
On Semiconductor Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.786%, [LIBOR12+200], 9/19/26[9,10]	10,972,500	11,041,792
Xperi Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.145%, [LIBOR12+250], 12/1/23[9,10]	182,445	183,061
		11,224,853

Software—0.3%
AVSC Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.211%, [LIBOR4+325], 3/3/25[9,10]	10,340	10,330
Brave Parent Holdings, Inc. /Bomgar Corp. , Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.927%, [LIBOR4+400], 4/18/25[9,10]	72,327	72,113
Castle US Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.75%, [LIBOR12+375], 1/24/27[9,10]	122,145	121,432
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 3.50%, [LIBOR12+350], 1/24/27[9,10]	46,813	47,105
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
11.50%, [LIBOR4+950], 1/14/25[9,10]	76,326	77,566
Fusion Connect, Inc. , Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
10.00%, [LIBOR4+950], 7/14/25[9,10]	140,179	138,777
GlobalLogic Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%, [LIBOR12+275], 8/1/25[9,10]	336	337

19 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software (Continued)
Helios Software Holdings, Inc. /ION Corporate Solutions Finance
Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.895%,
[LIBOR12+425], 10/24/25[9,10]	$104,856	$104,965
Infor US, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.695%, [LIBOR4+275], 2/1/22[9,10]	417,976	419,241
Mavenir Systems, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.91%, [LIBOR4+600], 5/8/25[9,10]	30,932	31,087
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.555%, [LIBOR12+375], 9/30/24[9,10]	246,804	248,147
Mitchell International, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.895%, [LIBOR12+325], 11/29/24[9,10]	69,741	69,163
Quest Software US Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.177%, [LIBOR4+425], 5/16/25[9,10]	121,444	121,520
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.549%, [LIBOR12+275], 3/3/23[9,10]	309,194	310,025
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B4, 4.049%, [LIBOR4+250], 4/16/25[9,10]	164,150	164,492
SS&C Technologies Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.25%, [LIBOR12+175], 4/16/25[9,10]	11,787	11,805
SS&C Technologies, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.049%, [LIBOR4+250], 4/16/25[9,10]	230,514	230,995
TIBCO Software, Inc. , Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.74%, [LIBOR12+400], 6/30/26[9,10]	211,622	212,944
		2,392,044

Technology Hardware, Storage & Peripherals—0.0%
Diebold Nixdorf, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.50%, [LIBOR12+475], 4/30/22[9,10]	108,808	108,604
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.395%, [LIBOR4+375], 7/11/25[9,10]	222,188	221,284
Optiv Security, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.895%, [LIBOR12+325], 2/1/24[9,10]	84,624	73,676
		403,564

Materials—0.5%
Chemicals—0.2%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.945%,
[LIBOR4+300], 1/31/24[9,10]	248,955	249,681
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.547%, [LIBOR12+250], 5/7/25[3,9,10]	99,747	99,497
GrafTech Finance, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.145%, [LIBOR12+350], 2/12/25[3,9,10]	216,787	215,974
Hexicon, Inc. , Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche
B, 5.41%, [LIBOR4+350], 7/1/26[9,10]	54,725	55,238
INEOS US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.645%, [LIBOR12+200], 4/1/24[9,10]	248,731	248,972
Messer Industries USA, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.445%, [LIBOR4+250], 3/1/26[9,10]	248,747	249,258
Momentive Performance Materials USA LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.90%, [LIBOR4+325], 5/15/24[9,10]	258,700	259,994

20 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Principal Amount		Value
Chemicals (Continued)
New Arclin US Holding Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.145%, [LIBOR4+350], 2/14/24[9,10]	$113,724	$114,151
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.624%-6.695%, [LIBOR4+475], 10/15/25[9,10]	138,600	138,080
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.949%, [LIBOR12+325], 10/1/25[9,10]	379,989	380,741
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.395%, [LIBOR4+300], 9/23/24[9,10]	283,396	283,994
		2,295,580

Construction Materials—0.1%
Quikrete Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.549%, [LIBOR12+275], 11/15/23[9,10]	511,779	512,739

Containers & Packaging—0.2%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.409%, [LIBOR12+450], 7/31/25[9,10]	113,050	100,897
Berry Global, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.781%, [LIBOR12+200], 7/1/26[9,10]	263,675	265,158
BWAY Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.084%,
[LIBOR12+325], 4/3/24[9,10]	528,655	525,903
Flex Acquisition Co. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.159%, [LIBOR4+325], 6/29/25[9,10]	335,479	331,495
Plastipak Holdings, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.15%, [LIBOR12+250], 10/14/24[9,10]	226,366	226,048
ProAmpac PG Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.50%, [LIBOR4+350], 11/18/23[9,10]	73,298	72,543
		1,522,044

Metals & Mining—0.0%
Dynacast International LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.195%, [LIBOR4+325], 1/28/22[9,10]	20,392	19,882

Paper & Forest Products—0.0%
Clearwater Paper Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.00%, [LIBOR4+325], 7/26/26[3,9,10]	65,000	65,406

Telecommunication Services—0.7%
Diversified Telecommunication Services—0.6%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B13, 5.676%, [LIBOR4+400], 8/14/26[9,10]	286,375	286,913
CenturyLink, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2.25%, [LIBOR12+225], 3/15/27[9,10]	700,000	700,056
Cincinnati Bell, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.049%, [LIBOR12+325], 10/2/24[9,10]	280,563	284,115
Colorado Buyer, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.67%, [LIBOR4+300], 5/1/24[9,10]	331,780	288,707
CommScope, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 5.049%, [LIBOR12+325], 4/6/26[9,10]	176,284	176,467

21 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Consolidated Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.80%, [LIBOR12+300], 10/5/23[9,10]	$434,499	$420,786
Daseke Cos. , Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.645%, [LIBOR12+500], 2/27/24[9,10]	230,301	229,725
Frontier Communications Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.40%, [LIBOR12+375], 6/15/24[9,10]	192,534	194,753
IPC Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.43%, [LIBOR4+450], 8/6/21[9,10]	272,953	229,793
IPC Corp. , Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.427%,
[LIBOR4+1,150], 2/6/22[9,10]	96,098	26,227
IPC Corp. , Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.40% PIK
Rate, 5.465% Cash Rate, 11.28%, [LIBOR4+950], 2/4/22[9,10,11]	77,073	21,034
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.299%, [LIBOR12+450], 11/1/24[9,10]	356,294	278,880
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.395%-4.395%, [LIBOR4+275], 7/31/25[9,10]	350,927	348,552
Tranche B12, 5.364%-5.364%, [LIBOR12+368.75], 1/31/26[9,10]	155,553	155,280
SpeedCast International Ltd. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.549%, [LIBOR4+250], 5/15/25[9,10]	147,601	124,064
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.688%, [LIBOR12+300], 2/2/24[9,10]	348,492	344,573
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2.00%, [LIBOR12+225], 4/30/28[9,10]	265,000	264,815
Western Express, Inc. , Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.159%, [LIBOR4+825], 2/23/22[3,9,10]	656,208	690,265
		5,065,005

Wireless Telecommunication Services—0.1%
American Teleconferencing Services Ltd. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.404%-8.504%, [LIBOR4+650], 6/8/23[9,10]	61,404	36,075
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.682%-5.682%, [LIBOR4+375], 11/27/23[9,10]	263,432	262,912
Tranche B4, 6.432%-6.432%, [LIBOR4+450], 1/2/24[9,10]	60,000	60,750
MLN US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.281%, [LIBOR12+450], 11/30/25[9,10]	169,932	163,984
Sprint Communications, Inc. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.188%, [LIBOR12+250], 2/2/24[9,10]	726,091	712,023
		1,235,744

Utilities—0.7%
Electric Utilities—0.7%
APLP Holdings LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, , [LIBOR12+250], 4/13/23[9,10]	36,484	36,636
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.299%, [LIBOR12+250], 1/15/25[9,10]	83,509	83,796
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.395%, [LIBOR12+375], 10/2/23[9,10]	273,354	272,875
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.90%-5.36%, [LIBOR12+325], 6/28/23[9,10]	140,504	140,451

22 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Electric Utilities (Continued)
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.99%, [LIBOR12+425], 5/2/25[9,10]	$260,431	$224,622
Granite Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.75%-5.695%, [LIBOR12+375], 11/9/26[9,10]	349,336	350,062
Heritage Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.00%, [LIBOR4+600], 8/2/26[9,10]	146,597	142,565
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche C, 5.395%, [LIBOR12+375], 1/30/24[9,10]	3,787	3,571
Talent Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.395%, [LIBOR12+375], 7/8/26[3,9,10]	174,563	175,071
Vistra Operations Company LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 1.75%-3.419%, [LIBOR12+175], 12/31/25[9,10]	4,609,703	4,632,498
		6,062,147

Independent Power and Renewable Electricity Producers—0.0%
Calpine Corp. , Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B10, 4.299%-4.299%, [LIBOR12+250], 8/12/26[9,10]	33,950	34,077
Tranche B5, 4.20%-4.20%, [LIBOR4+250], 1/15/24[9,10]	203,795	204,730
Kestrel Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.96%, [LIBOR12+425], 6/2/25[9,10]	142,825	126,936
		365,743
Total Corporate Loans (Cost $120,497,801)		117,175,872
	Shares
Structured Securities—1.2%
Africa Telecommunications Media & Technology Fund 1 LLC[1,3]	9,542,930	—
Toronto-Dominion Bank (The), Enterprise Products Partners LP
Equity Linked Nts. , 0.00% Sr. Unsec. Nts. , 7/2/20[5,14]	11,785,000	10,807,810
Total Structured Securities (Cost $21,799,188)		10,807,810

					Notional
			Exercise	Expiration	Amount		Contracts
			Price	Date	(000	's)	(000	's)
Exchange-Traded Options Purchased—0.1%
S&P 500 Index Call		USD	3,290.000	3/20/20	USD 22,372		USD 0[15]		275,400
S&P 500 Index Call		USD	3,380.000	3/20/20	USD 54,080		USD 0[15]		151,200
Total Exchange-Traded Options Purchased (Cost $624,357)									426,600
	Counter-
	party
Over-the-Counter Options Purchased—0.1%
CNH Currency
Call	GSCO-OT	USD	6.981	1/27/21	USD 18,827		USD 18,827		492,183
HKD Currency
Call	HSBC	USD	7.795	1/5/21	USD 65,000		USD 65,000		252,618
Total Over-the-Counter Options Purchased (Cost $624,885)									744,801

23 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

			Pay/Receive				Notional
		Counter-	Floating	Floating	Fixed	Expiration	Amount
		party	Rate	Rate	Rate	Date	(000	's)	Value
Over-the-Counter Interest Rate Swaptions Purchased—0.0%
Interest
Rate Swap				Six-Month
maturing				JPY BBA
1/28/31	Put	GSCOI	Pay	LIBOR	0.523%	1/26/21	JPY 1,744,000		$6,936
Interest
Rate Swap				Six-Month
maturing				JPY BBA
4/30/31	Put	GSCOI	Pay	LIBOR	0.485	4/27/21	JPY 5,250,000		42,455
Interest
Rate Swap				Three-
maturing				Month USD
9/29/31	Put	MSCO	Pay	BBA LIBOR	3.178	9/27/21	USD 4,100		5,679
Interest
Rate Swap				Three-
maturing				Month USD
9/29/31	Put	MSCO	Pay	BBA LIBOR	3.253	10/21/21	USD 100,250		130,206
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost
$5,151,949)									185,276

	Shares
Investment Companies—12.7%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%[16]	42,702,510	42,702,510
Invesco Oppenheimer Master Loan Fund[17]	1,252,634	21,231,520
SPDR Gold Trust Exchange Traded Fund[1]	351,515	52,491,734
Total Investment Companies (Cost $106,520,358)		116,425,764
Total Investments, at Value (Cost $738,903,718)	97.7%	892,875,697
Net Other Assets (Liabilities)	2.3	20,878,272
Net Assets	100.0%	$913,753,969

Footnotes to Consolidated Schedule of Investments
1. Non-income producing security.
2. All or portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is  $74,217,562.
3. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
4. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
5. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was
$40,137,424, which represented 4.39% of the Fund’s Net Assets.
6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.

24 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
9. Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to  contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the
London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/
or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
10. Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.
11. Interest or dividend is paid-in-kind, when applicable.
12. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
13. All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
14. Zero coupon bond reflects effective yield on the original acquisition date.
15. Less than 500 contracts.
16. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the
7-day SEC standardized yield as of January 31, 2020.
17. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2019	Additions	Reductions	January 31, 2020
Investment Company
Invesco Oppenheimer Master Loan
Fund	1,252,634	—	—	1,252,634

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Master Loan
Fund	$21,231,520	$174,879[a,b]	$ (377,660)[a]	$ 147,289	[a]
a. Represents the amount allocated to the fund from Invesco Oppenheimer Master Loan Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

	Shares Sold
	Short	Value
Securities Sold Short—(29.3)%
Common Stock Securities Sold Short—(29.3)%
Air Lease Corp. , Cl. A	(67,391)	(2,893,770)
Amgen, Inc.	(24,477)	(5,288,256)
Apache Corp.	(137,142)	(3,763,177)
AvalonBay Communities, Inc.	(3,587)	(777,267)
Boeing Co. (The)	(21,751)	(6,922,691)
Camden Property Trust	(7,087)	(796,791)

25 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares Sold
	Short		Value
Common Stock Securities Sold Short (Continued)
Caterpillar, Inc.	(35,796	) $	(4,701,805)
Church & Dwight Co. , Inc.	(138,925)		(10,311,014)
CNH Industrial NV	(220,265)		(2,074,896)
Community Bank System, Inc.	(122,398)		(8,111,315)
Corning, Inc.	(203,465)		(5,430,481)
Cummins, Inc.	(36,673)		(5,866,580)
Darden Restaurants, Inc.	(88,325)		(10,283,680)
DaVita, Inc.[1]	(52,770)		(4,214,740)
Demant AS1	(250,974)		(8,153,264)
Digital Realty Trust, Inc.	(9,264)		(1,139,379)
Dril-Quip, Inc.[1]	(93,747)		(3,834,252)
Edwards Lifesciences Corp.[1]	(23,470)		(5,160,114)
Fastenal Co.	(150,548)		(5,251,114)
Federal Realty Investment Trust	(22,109)		(2,764,067)
Franklin Resources, Inc.	(165,446)		(4,185,784)
General Mills, Inc.	(207,212)		(10,820,611)
GlaxoSmithKline plc, Sponsored ADR	(102,563)		(4,799,948)
Hess Corp.	(87,537)		(4,951,968)
Hewlett Packard Enterprise Co.	(255,759)		(3,562,723)
Hikma Pharmaceuticals plc	(150,985)		(3,661,592)
Huntington Bancshares, Inc.	(403,669)		(5,477,788)
Intel Corp.	(128,313)		(8,203,050)
International Business Machines Corp.	(71,652)		(10,298,542)
Ipsen SA	(27,999)		(2,089,231)
Jones Lang LaSalle, Inc.	(43,095)		(7,318,393)
KeyCorp	(296,181)		(5,541,547)
Kirby Corp.[1]	(36,773)		(2,695,093)
Koninklijke Ahold Delhaize NV	(315,261)		(7,744,292)
Legg Mason, Inc.	(119,696)		(4,686,098)
LyondellBasell Industries NV, Cl. A	(48,807)		(3,800,113)
Nokia Oyj, Sponsored ADR	(2,399,283)		(9,309,218)
Novo Nordisk AS, Sponsored ADR	(95,535)		(5,811,394)
Oil States International, Inc.[1]	(127,226)		(1,371,496)
PACCAR, Inc.	(81,701)		(6,063,031)
Procter & Gamble Co. (The)	(25,076)		(3,124,971)
Regeneron Pharmaceuticals, Inc.[1]	(15,702)		(5,306,334)
Rio Tinto plc, Sponsored ADR	(118,047)		(6,307,251)
Shake Shack, Inc. , Cl. A1	(107,270)		(7,235,362)
Splunk, Inc.[1]	(23,440)		(3,639,294)
US Bancorp	(125,303)		(6,668,626)
W. W. Grainger, Inc.	(19,941)		(6,035,542)
Weingarten Realty Investors	(227,952)		(6,633,403)
Western Union Co. (The)	(323,710)		(8,707,799)
Westlake Chemical Corp.	(53,913)		(3,299,476)
Total Securities Sold Short (Proceeds $278,884,223)	$ (267,088,623)
1

26 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Forward Currency Exchange Contracts as of January 31, 2020
Counter	Settlement		Currency				Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)					(000's)	Appreciation	Depreciation
GSCO-OT	03/2020	CAD		1,800	USD		1,368	$—	$(7,434)
GSCO-OT	03/2020	USD		7,401	CAD		9,750	33,686	—
GSCO-OT	03/2020	USD		3,632	GBP		2,750	4,857	(8,909)
GSCO-OT	03/2020	USD		17,636	THB		535,000	456,921	—
HSBC	11/2020	CNY		6,820	USD		979	—	(12,961)
HSBC	11/2020	USD		9,985	CNY		70,420	9,904	—
HSBC	02/2020	USD		11	EUR		10	—	(35)
JPM	03/2020	DKK		3,100	USD		465	—	(3,898)
JPM	03/2020	USD		7,601	DKK		50,800	39,545	—
Total Unrealized Appreciation and Depreciation								$544,913	$(33,237)

Futures Contracts as of January 31, 2020
								Unrealized
	Expiration			Number			Notional Amount	Appreciation/
Description	Buy/Sell	Date	of Contracts				(000's)	Value	(Depreciation)
Euro-BTP	Sell	3/6/20		148			EUR 23,442	$24,297,555	$(855,429)
Euro-BUND	Buy	3/6/20		135			EUR 25,856	26,207,295	351,633
Euro-OAT	Sell	3/6/20		30			EUR 5,484	5,563,660	(79,569)
									$(583,365)

Centrally Cleared Credit Default Swaps at January 31, 2020
				Notional			Premiums		Unrealized
		Buy/Sell	Fixed	Maturity		Amount	Received/	Appreciation/
Reference Asset		Protection	Rate	Date		(000's)	(Paid)	Value	(Depreciation)
CDX. NA. HY. 33		Buy	5.000%	12/20/24	USD 41,778		$4,046,241	$341,928	$4,388,169
CDX. NA. IG. 30		Sell	1.000	6/20/23	USD 59,000		(1,049,661)	283,455	(766,206)
iTraxx Europe
Crossover Series 27
Version 1		Buy	1.000	6/20/22	EUR 46,900		1,001,008	(63,677)	937,331
iTraxx Europe
Crossover Series 28
Version 1		Buy	1.000	12/20/22	EUR 1,800		52,533	6,457	58,990
iTraxx Europe
Crossover Series 29
Version 1		Buy	1.000	6/20/23	EUR 3,100		59,083	(25,970)	33,113
iTraxx Europe
Crossover Series 30
Version 1		Buy	1.000	12/20/23	EUR 1,450		22,281	(19,029)	3,252
Malaysia
Government Bond		Buy	1.000	6/20/23	USD 1,600		22,355	(18,378)	3,977
Malaysia
Government Bond		Buy	1.000	12/20/23	USD 1,200		3,533	(29,260)	(25,727)
Malaysia
Government Bond		Buy	1.000	6/20/24	USD 14,000		325,018	(67,008)	258,010
Penerbangan
Malaysia Bhd		Buy	1.000	12/20/22	USD 1,020		20,661	(3,389)	17,272
Total Centrally Cleared Credit Default Swaps						$ 4,503,052		$405,129	$4,908,181

27 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaps at January 31, 2020
					Notional	Premiums				Unrealized
Reference	Counter-	Buy/Sell	Fixed Maturity		Amount	Received/		Appreciation/
Asset	party Protection		Rate	Date	(000 's)	(Paid)		Value (Depreciation)
BNP Paribas SA	GSCOI	Buy 1.000%		12/20/23 EUR 12,800 $		(334,735	) $	(524,022	) $	(858,757)
CDX. HY. 25	CITNA-B	Buy	5.000	12/20/20	USD 471	(48,277)		(71,523)		(119,800)
CDX. HY. 25	CITNA-B	Buy	5.000	12/20/20	USD 936 (109,330)			(155,524)		(264,854)
CDX. NA. HY. 25	GSCOI	Buy	5.000	12/20/20	USD 7,500 (1,297,917) (1,668,060) (2,965,977)
Total Over-the-Counter Credit Default Swaps						$(1,790,259) $ (2,419,129) $ (4,209,388)

Over-the-Counter Total Return Swaps at January 31, 2020
		Pay/Receive				Notional				Unrealized
	Counter-	Total			Maturity	Amount		Appreciation/
Reference Asset	party	Return*	Floating Rate		Date	(000's)		Value		(Depreciation)
Bank of
Communications			1 mo. HIBOR
Co.	GSCOI	Pay	minus 50 bps		11/2/20	HKD 25,316		195,029		195,029
China Citic Bank			1 mo. HIBOR
Corp. Ltd.	GSCOI	Pay	minus 50 bps		11/2/20	HKD 23,806		308,948		308,948
China Everbright			1 mo. HIBOR
Co. Ltd.	GSCOI	Pay	minus 50 bps		11/2/20	HKD 14,061		247,696		247,696
China Merchants			1 mo. HIBOR
Bank	GSCOI	Pay	minus 50 bps		11/2/20	HKD 22,363		(18,790)		(18,790)
China Minsheng			1 mo. HIBOR
Banking Corp.	GSCOI	Pay	minus 50 bps		11/2/20	HKD 26,907		11,367		11,367
			BZDIOVRA minus
Suzano SA	GSCOI	Pay		150bps	11/30/20	BRL 8,134		(392,117)		(392,117)
			BZDIOVRA minus
Suzano SA	GSCOI	Pay		150bps	11/30/20	BRL 12,109		(583,770)		(583,770)
Total Over-the-Counter Total Return Swaps								$(231,637) $		(231,637)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
CITNA-B	Citibank NA
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA

Currency abbreviations indicate amounts reporting in currencies
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan
CNY	Chinese Renminbi

28 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Currency abbreviations indicate amounts reporting in currencies (Continued)
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
THB	Thailand Baht

Definitions
ADR	American Depositary Receipt
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
BZDIOVRA	Brazil Ceptip DI Interbank Deposit Rate
CDX. HY. 25	Markit CDX High Yield Index
CDX. NA. HY. 25	Markit CDX North American High Yield
CDX. NA. HY. 33	Markit CDX North American High Yield
CDX. NA. IG. 30	Markit CDX North American Investment Grade High Volatility
EUR003M	EURIBOR 3 Month ACT/360
HIBOR	Hang Seng Bank's Interbank Offered Rates
ICE LIBOR	Intercontinental London Interbank Offered Rate
iTraxx Europe
Crossover Series 27
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 28
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 29
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 30
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
OAT	French Government Bonds
T-BILL 3MO	US Treasury Bill 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

29 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO
CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

					Level 3—
	Level 1—		Level 2—		Significant
	Unadjusted		Other Significant		Unobservable
	Quoted Prices		Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$70,641,265		$35,042		$—	$70,676,307
Consumer Staples	42,456,847		—		—	42,456,847
Energy	23,753,372		—		—	23,753,372
Financials	74,825,278		4,378,902		—	79,204,180
Health Care	70,714,072		5,172,268		—	75,886,340
Industrials	73,250,826		—		—	73,250,826
Information Technology	52,815,736		5		—	52,815,741
Materials	24,998,330		—		—	24,998,330
Telecommunication Services	18,252,362		908		—	18,253,270
Utilities	23,071,436		—		—	23,071,436
Rights, Warrants and Certificates	236		27,268		—	27,504
Asset-Backed Securities	—		103,149,143		—	103,149,143
Mortgage-Backed Obligations	—		3,698,121		—	3,698,121
Non-Convertible Corporate Bonds
and Notes	—		55,868,157		—	55,868,157
Corporate Loans	—		115,465,889		1,709,983	117,175,872
Structured Securities	—		10,807,810		—	10,807,810
Exchange-Traded Options Purchased	426,600		—		—	426,600
Over-the-Counter Options Purchased	—		744,801		—	744,801
Over-the-Counter Interest Rate
Swaptions Purchased	—		185,276		—	185,276
Investment Companies	116,425,764		—		—	116,425,764
Total Investments, at Value	591,632,124		299,533,590		1,709,983	892,875,697
Other Financial Instruments:
Swaps, at value	—		763,040		—	763,040
Centrally Cleared Swaps, at value	—		631,840		—	631,840
Futures contracts	351,633		—		—	351,633
Forward currency exchange contracts	—		544,913		—	544,913
Total Assets	$591,983,757		$301,473,383		$1,709,983	$895,167,123

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short	$(245,440,244	) $	(21,648,379	) $	—	$(267,088,623)

30 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

					Level 3—
	Level 1—		Level 2—		Significant
	Unadjusted		Other Significant		Unobservable
	Quoted Prices		Observable Inputs		Inputs	Value

Liabilities Table (Continued)

Swaps, at value	$—		$(3,413,806	) $	—	$ (3,413,806)
Centrally Cleared Swaps, at value	—		(226,711	) $	—	(226,711)
Forward currency exchange contracts	—		(33,237	) $	—	(33,237)
Futures contracts	(934,998)		—		—	(934,998)
Total Liabilities	$(246,375,242	) $	(25,322,133	) $	—	$ (271,697,375)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2 – Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

31 INVESCO OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND